Prepayments and Other Assets	12 Months Ended
Mar. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Prepayments and other assets

2.4 Prepayments and other assets

Prepayments and other assets consist of the following:

	(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Current
Rental deposits	2	1
Security deposits	1	2
Loans to employees	37	42
Prepaid expenses (1)	72	68
Interest accrued and not due	117	89
Withholding taxes and others(1)	158	291
Advance payments to vendors for supply of goods (1)	18	20
Deposit with corporation	236	218
Deferred contract cost (1)	7	12
Other assets	14	6
	662	749
Non-current
Loans to employees	6	5
Security deposits	8	13
Deposit with corporation	9	7
Prepaid gratuity (Refer note 2.12.1) (1)	7	12
Prepaid expenses (1)	17	15
Deferred contract cost (1)	40	44
Withholding taxes and others (1)	219	–
Rental deposits	26	27
	332	123
	994	872
Financial assets in prepayments and other assets	456	410

(1)	Non-financial assets

Withholding taxes and others primarily consist of input tax credits. Security deposits relate principally to leased telephone lines and electricity supplies. Deferred contract costs are upfront costs incurred for the contract and are amortized over the term of the contract.

Deposit with corporation represents amounts deposited to settle certain employee-related obligations as and when they arise during the normal course of business.